Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2021	2020
	A$	A$
Raw materials	1,207,077	761,279
Work in progress	410,731	640,885
Finished goods	525,696	477,689
	2,143,504	1,879,853